SCHEDULE OF SEGMENT REPORTING INFORMATION, BY SEGMENT (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenue		$ 78,559	$ 39,064
Cost of revenue		63,871	32,181
Selling, general and administrative		10,728	15,506
Loss on fair value adjustment of financial instruments		(2,074)	(2,983)
Interest expense, net		(4,848)	(7,493)
Loss on debt extinguishment			(2,804)
Income (loss) before provision for income taxes and discontinued operations		1,061	(21,691)
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Revenue		78,559	39,064
Cost of revenue		63,871	32,181
Selling, general and administrative	[1]	10,728	15,506
Loss on fair value adjustment of financial instruments		2,074	2,983
Interest expense, net		4,848	7,493
Loss on debt extinguishment			2,804
Other	[2]	4,023	212
Income (loss) before provision for income taxes and discontinued operations		$ 1,061	$ (21,691)

[1]	Includes amounts for depreciation and amortization expense.
[2]	Other includes gains of $10.0 million for settlements of deposits and other liabilities at a discount for the twelve months ended December 31, 2025, offset by a loss on the flyExclusive fourth amendment of $6.1 million for the twelve months ended December 31, 2025.